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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Advisors LLC
                 ----------------------------
   Address:      370 Church Street
                 ----------------------------
                 Guilford, CT 06437
                 ----------------------------

Form 13F File Number: 028-00470
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark J. Plourde
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (203) 458-5805
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Mark J. Plourde                Guilford, Connecticut    August 11, 2006
   -------------------------------    ---------------------    ---------------
   [Signature]                            [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04685                   Prospector Partners, LLC
    028-05231                   Pillar Point Equity Management, LLC
    028-03130                   Fenimore Asset Management, Inc.
    028-04903                   Gartmore SA Capital Trust
    028-00058                   Pioneer Investment Management Inc.


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 5
                                        --------------------

Form 13F Information Table Entry Total:            1
                                        --------------------

Form 13F Information Table Value Total:      109,086
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number     Name

    1.        028-01681                White Mountains Insurance Group, Ltd.
    --            -----                -------------------------------------


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                     WHITE MOUNTAINS ADVISORS LLC

                     White Mountains Advisors LLC
             FORM 13F Information Table -- June 30, 2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
1 MONTPELIER RE HOLDINGS
  LTD                           SHS        G62185106  $109,086  6,309,189 SH           DEFINED        01           6,309,189


01  White Mountains Insurance Group, Ltd.